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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

This filing is an amendment to the filing submitted on February 8, 2013 which included a wire of $116,231.41, consisting of a fee of $98,284.14 and interest of $17,947.27. This amended filing includes a revised fee of $132,190.58 plus interest of $25,232.40. This represents an additional fee of $33,906.44 and additional interest of $7,285.13. This amount of the additional fee was determined by multiplying additional subscriptions of $248,580,953 by the rate of 0.00013640. Interest was calculated using the published rate on the date the fee was due multiplied by the number of days since the fee due date. The wire amount includes the additional fee of $33,906.44 plus additional interest of $7,285.13.

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: MFS Variable Insurance Trust 500 Boylston Street Boston, MA 02116
2.

The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                            ☒

3.	Investment Company Act File Number: 811-8326
Securities Act File Number: 33-74668
4(a).	Last day of fiscal year for which this Form is filed: December 31, 2011
4(b).	☒ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$1,386,501,755

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$356,807,436

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$60,555,154

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$417,362,590

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$969,139,165

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ –

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		×	0.0001364

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=	$132,190.58

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
				+	$25,232.40

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$157,422.98

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☒ Wire Transfer Reference Number: 20130207A1Q002BC0036881554. $116,231.41
		20130403A1Q002BC0022011230. $ 41,191.57
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo
Treasurer

Date:            APRIL 3, 2013

* Please print the name and title of the signing officer below the signature.